UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eden Capital Management Partners, L.P.
Address:   2727 Allen Parkway
           Suite 1880
           Houston, Texas 77019

Form 13F File Number: 28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Adam Newar
Title:  President
Phone:  (713) 807-1760

Signature,  Place,  and  Date  of  Signing:

    /s/ Adam Newar                 Houston, Texas                  8/12/2004
----------------------         ----------------------          -----------------
     [Signature]                   [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       None
                                         ---------------------
Form 13F Information Table Entry Total:  54
                                         ---------------------
Form 13F Information Table Value Total:  118,762
                                         ---------------------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ACTEL CORP                     COMMON STOCK     004934105      882   47700 SH       SOLE    NONE      47700      0    0
ADC TELECOMMUNICATIONS         COMMON STOCK     000886101      583  205389 SH       SOLE    NONE     205389      0    0
AFFYMETRIX INC                 COMMON STOCK     00826T108     4720  144199 SH       SOLE    NONE     144199      0    0
ALBERTSONS INC                 COMMON STOCK     013104104      664   25000 SH       SOLE    NONE      25000      0    0
AMERICAN ITALIAN PASTA CO      CLASS A COMMON   027070101     1676   55000 SH       SOLE    NONE      55000      0    0
                               STOCK
ANDREW CORP                    COMMON STOCK     034425108     3052  152500 SH       SOLE    NONE     152500      0    0
ANIXTER INTL INC               COMMON STOCK     035290105     2590   76100 SH       SOLE    NONE      76100      0    0
AVAYA INC                      COMMON STOCK     053499109     2295  145373 SH       SOLE    NONE     145373      0    0
AVNET INC                      COMMON STOCK     053807103     2765  121800 SH       SOLE    NONE     121800      0    0
BANK JOS A CLOTHIERS INC       COMMON STOCK     480838101     1507   48000 SH       SOLE    NONE      48000      0    0
BOWNE & CO INC                 COMMON STOCK     103043105     2342  147730 SH       SOLE    NONE     147730      0    0
CADENCE DESIGN SYSTEM INC      COMMON STOCK     127387108     1191   81400 SH       SOLE    NONE      81400      0    0
CALIFORNIA PIZZA KITCHEN INC   COMMON STOCK     13054D109     2892  150947 SH       SOLE    NONE     150947      0    0
CBRL GROUP INC                 COMMON STOCK     12489V106     1666   54000 SH       SOLE    NONE      54000      0    0
CELESTICA INC                  SUB VOTING       15101Q108     2420  121316 SH       SOLE    NONE     121316      0    0
                               SHARES
COHERENT INC                   COMMON STOCK     192479103     3159  105843 SH       SOLE    NONE     105843      0    0
COST PLUS INC CALIFORNIA       COMMON STOCK     221485105     2510   77363 SH       SOLE    NONE      77363      0    0
CROWN HOLDINGS INC             COMMON STOCK     228368106     2158  216423 SH       SOLE    NONE     216423      0    0
DONNELLEY RR & SONS CO         COMMON STOCK     257867101      495   15000 SH       SOLE    NONE      15000      0    0
EMC CORP MASS                  COMMON STOCK     268648102     2467  216429 SH       SOLE    NONE     216429      0    0
FAIR ISAAC & CO INC            COMMON STOCK     303250104     2561   76717 SH       SOLE    NONE      76717      0    0
GATX CORP                      COMMON STOCK     361448103     4020  147800 SH       SOLE    NONE     147800      0    0
GREATER BAY BANCORP            COMMON STOCK     391648102     2815   97396 SH       SOLE    NONE      97396      0    0
HAIN CELESTIAL GROUP INC       COMMON STOCK     405217100     1231   68017 SH       SOLE    NONE      68017      0    0
HARMONIC INC                   COMMON STOCK     413160102     1296  152334 SH       SOLE    NONE     152334      0    0
IKON OFFICE SOLUTIONS INC      COMMON STOCK     451713101     2344  204351 SH       SOLE    NONE     204351      0    0
INTL FLAVORS AND FRAGRANCES    COMMON STOCK     459506101     1515   40500 SH       SOLE    NONE      40500      0    0
LABOR READY INC                COMMON STOCK     505401208     2601  167800 SH       SOLE    NONE     167800      0    0
LAUDER ESTEE COS INC           CLASS A COMMON   518439104     2036   41743 SH       SOLE    NONE      41743      0    0
                               STOCK
LITTELFUSE INC                 COMMON STOCK     537008104     3266   77000 SH       SOLE    NONE      77000      0    0
NORTHERN TRUST CORP            COMMON STOCK     665859104     3171   75000 SH       SOLE    NONE      75000      0    0
OPEN TEXT CORP                 COMMON STOCK     683715106     4502  141118 SH       SOLE    NONE     141118      0    0
ORIENT-EXPRESS HOTELS LTD      CLASS A COMMON   G67743107     1923  113500 SH       SOLE    NONE     113500      0    0
                               SHARES
PANERA BREAD CO                COMMON STOCK     69840W108     3588  100000 SH       SOLE    NONE     100000      0    0
PERKINELMER INC                COMMON STOCK     714046109     2154  107500 SH       SOLE    NONE     107500      0    0
PMC-SIERRA INC                 COMMON STOCK     69344F106      861   60000 SH       SOLE    NONE      60000      0    0
POWERWAVE TECHNOLOGIES INC     COMMON STOCK     739363109      816  106000 SH       SOLE    NONE     106000      0    0
PRIMEDIA INC                   COMMON STOCK     74157K101      111   40000 SH       SOLE    NONE      40000      0    0
QUEST SOFTWARE INC             COMMON STOCK     74834T103     1037   80425 SH       SOLE    NONE      80425      0    0
RF MICRO DEVICES INC           COMMON STOCK     749941100      450   60000 SH       SOLE    NONE      60000      0    0
ROBERT HALF INTL INC           COMMON STOCK     770323103     3840  129000 SH       SOLE    NONE     129000      0    0
RYDER SYSTEM INC               COMMON STOCK     783549108     2204   55000 SH       SOLE    NONE      55000      0    0
SAKS INC                       COMMON STOCK     79377W108      840   56000 SH       SOLE    NONE      56000      0    0
SANMINA SCI CORP               COMMON STOCK     800907107     2272  249700 SH       SOLE    NONE     249700      0    0
SILICON VY BANCSHARES          COMMON STOCK     827064106     3418   86200 SH       SOLE    NONE      86200      0    0
STEELCASE INC                  CLASS A COMMON   858155203     2011  143667 SH       SOLE    NONE     143667      0    0
                               STOCK
TELLABS INC                    COMMON STOCK     879664100     1634  186903 SH       SOLE    NONE     186903      0    0
TIBCO SOFTWARE INC             COMMON STOCK     88632Q103      403   47718 SH       SOLE    NONE      47718      0    0
TIFFANY & CO NEW               COMMON STOCK     886547108     5620  152500 SH       SOLE    NONE     152500      0    0
TRACTOR SUPPLY CO              COMMON STOCK     892356106     3438   82208 SH       SOLE    NONE      82208      0    0
URBAN OUTFITTERS INC           COMMON STOCK     917047102     2893   47500 SH       SOLE    NONE      47500      0    0
VISHAY INTERTECHNOLOGY INC     COMMON STOCK     928298108      650   35000 SH       SOLE    NONE      35000      0    0
WEST MARINE INC                COMMON STOCK     954235107     3493  130107 SH       SOLE    NONE     130107      0    0
WILLIAMS SONOMA INC            COMMON STOCK     969904101     1714   52000 SH       SOLE    NONE      52000      0    0


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